FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	6 Months Ended
Sep. 30, 2022
Financial Instruments And Risk Management
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

NOTE 19. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company’s financial instruments recognized in the Company’s condensed consolidated interim statements of financial position consist of the following:

Fair value estimates are made at a specific point in time, based on relevant market information and information about financial instruments. These estimates are subject to and involve uncertainties and matters of significant judgment; and therefore, these estimates cannot be determined with precision. Changes in assumptions could significantly affect these estimates.

The following table summarizes the Company’s financial instruments as of September 30, 2022 and March 31, 2022:

	As of September 30, 2022		As of March 31, 2022
(In thousands)	Amortized Cost	Fair Value through Other Comprehensive Income (FVTOCI)	Amortized Cost	FVTOCI

Financial assets
Cash and cash equivalents	$15,038	$–	$23,352	$–
Prepaid expenses and other receivables	$1,542	$–	$1,480	$–
Convertible note receivable, including accrued interest	$–	$590	$–	$–
Investments	$–	$8,966	$–	$9,082

	Amortized Cost	Fair Value through Profit or Loss (FVTPL)	Amortized Cost	FVTPL
Financial liabilities
Accounts payable and accrued liabilities	$1,425	$–	$750	$–
Warrant liability	$–	$8	$–	$33
Deferred purchase price payable - Tarus	$–	$8,522	$–	$–
Deferred obligation - iOx milestone	$–	$5,424	$–	$–

A summary of the Company’s risk exposures as it relates to financial instruments are reflected below.

Fair value of Financial Instruments

The Company’s financial assets and liabilities are comprised of cash and cash equivalents, receivables and investments in equities and private entities, accounts payable, warrant liability and unsecured notes payable.

The Company classifies the fair value of these transactions according to the following fair value hierarchy based on the amount of observable inputs used to value the instrument:

•	Level 1 – Values are based on unadjusted quoted prices available in active markets for identical assets or liabilities as of the reporting date.

•	Level 2 – Values are based on inputs, including quoted forward prices for commodities, time value and volatility factors, which can be substantially observed or corroborated in the marketplace. Prices in Level 2 are either directly or indirectly observable as of the reporting date.

•	Level 3 – Values are based on prices or valuation techniques that are not based on observable market data. Investments are classified as Level 3 financial instrument.

Assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the placement within the fair value hierarchy.

Management has assessed that the fair values of cash and cash equivalents, other receivables and accounts payable approximate their carrying amounts largely due to the short-term maturities of these instruments.

The following methods and assumptions were used to estimate their fair values:

Convertible Note Receivable: The fair value of the convertible note denominated in euros at initial recognition is the transaction price for the instrument adjusted for the effect of the currency translation rate on the reporting date (Level 3) (see Note 17, “Commitments and Contingent Liabilities – Stimunity Convertible Note”).

Investment in Intensity: Fair value of the asset is determined by considering other comparable equity funding transactions by Intensity with unrelated investors (Level 3).

Accrued Equity Issuable: The fair value is estimated based on the average of the quoted market prices for the period in which the shares were earned (Level 1).

Warrant Liability: The fair value is estimated using a Black-Scholes model (Level 3) (see Note 13, “Warrant Liability”).

Deferred Purchase Price Payable - Tarus: The fair value is the estimated value of a future contingent obligation based upon a fair value analysis performed in accordance with IFRS 3 at acquisition date, adjusted at each reporting date for any change in fair value (Level 3) (see Note 8, “Acquisition of Tarus”). The fair value was determined using the Income Approach and was based upon the analysis on the Tarus clinical plan, the timing of development events and the probabilities of success determined primarily based upon empirical third party data and Company experience, as well as the relevant cost of capital. The Company recorded a gain from the change (decrease) in fair value of the liability of $0.016 million as of and for the three and six months ended September 30, 2022.

Deferred obligation - iOx milestone: The fair value is the estimated value of a future contingent obligation based upon a fair value analysis performed in accordance with IFRS 3 as of July 18, 2022, the date of the iOx Share Exchange Agreement, adjusted at each reporting date for any change in fair value (Level 3) (see Note 18, “Related Party Transactions – Share Exchange Agreement - iOx”). The fair value was determined using the Income Approach and based on factors including the clinical plan, the timing of development events and the probabilities of success determined primarily based upon empirical third party data and Company experience, as well as the relevant cost of capital. The Company recorded a gain from the change (decrease) in fair value of the liability of $0.054 million as of and for the three and six months ended September 30, 2022.

There have been no transfers between levels of the fair value hierarchy for the six months ended September 30, 2022 and the year ended March 31, 2022.

The Company’s financial instruments are exposed to certain financial risks: credit risk and liquidity risk.

Credit Risk

Credit risk is the risk of loss associated with a counterparty’s inability to fulfil its payment obligations. The credit risk is attributable to various financial instruments, as noted below. The credit risk is limited to the carrying value as reflected in the Company’s condensed consolidated interim statements of financial position.

Cash and cash equivalents. Cash and cash equivalents comprise cash on hand and on-demand deposits that are readily convertible to a known amount of cash with three months or less from date of acquisition and are subject to an insignificant risk of change in value. As of September 30, 2022 and March 31, 2022, cash equivalents was comprised of a money market account with maturities less than 90 days from the date of purchase. Cash and cash equivalents are held with major international financial institutions and therefore the risk of loss is minimal.

Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in satisfying financial obligations as they become due.

The Company’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions without incurring unacceptable losses or risking harm to the Company’s reputation. The Company holds sufficient cash and cash equivalents to satisfy obligations under accounts payable and accruals.

The Company monitors its liquidity position regularly to assess whether it has the funds necessary to meet its operating needs and needs for investing in new projects. The Company believes that it has sufficient funding to finance the committed drug development work, apart from meeting its operational needs for the foreseeable future.

However, as a biotech company at an early stage of development and without significant internally generated cash flows, there are inherent liquidity risks, including the possibility that additional financing may not be available to the Company, or that actual drug development expenditures may exceed those planned. The current uncertainty in global markets could have an impact on the Company’s future ability to access capital on terms that are acceptable to the Company. There can be no assurance that required financing will be available to the Company. See Note 2, “Liquidity” and Note 14, “Capital Stock” for a discussion of the Company’s share offering and Note 17, “Commitments and Contingent Liabilities – Purchase Agreement” for a further discussion.